CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property and equipment		$ 7,340
Property and equipment	[1]		$ 4,932
Intangible assets		5,688	5,670	[1]
Investments and derivatives		235	58	[1]
Deferred tax assets		134	197	[1]
Other assets		163	135	[1]
Total non-current assets		13,560	10,992	[1]
Current assets
Inventories		169	141	[1]
Trade and other receivables		628	577	[1]
Investments and derivatives		82	88	[1]
Current income tax assets		16	112	[1]
Other assets		354	367	[1]
Assets held for sale		0	17	[1]
Cash and cash equivalents		1,250	1,808	[1]
Total current assets		2,499	3,110	[1]
Total assets		16,059	14,102	[1]
Equity
Equity attributable to equity owners of the parent		1,226	3,670	[1]
Non-controlling interests		994	(891)	[1]
Total equity		2,220	2,779	[1]
Non-current liabilities
Debt and derivatives		7,759	6,567	[1]
Provisions		138	110	[1]
Deferred tax liabilities		141	180	[1]
Other liabilities		33	53	[1]
Total non-current liabilities		8,071	6,910	[1]
Current liabilities
Trade and other payables		1,847	1,624	[1]
Debt and derivatives		2,585	1,289	[1]
Provisions		222	234	[1]
Current income tax payables		102	196	[1]
Other liabilities		1,012	1,066	[1]
Liabilities held for sale		0	4	[1]
Total current liabilities		5,768	4,413	[1]
Total equity and liabilities		$ 16,059	$ 14,102	[1]

[1]	* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 23 for further details.